Consolidated Balance Sheets - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Current Assets
Cash and cash equivalents		$ 15,524,322	$ 13,333,028
Restricted cash		45,297	25,947
Accounts receivable, net		3,333,178	4,507,115
Notes receivable		35,509
Inventories		1,017,527	859,696
Advance to suppliers		50,313	519,780
Loan receivable and accrued interest		1,581,000	1,581,000
Deferred cost			547,807
Prepayments, receivables and other current assets		864,709	1,859,103
Total Current Assets		22,451,855	23,233,476
Property, plant and equipment, net		1,227,811	1,433,479
Construction in progress		363,078	355,614
Intangible assets, net		38,762	45,800
Long-term deposit		9,464,767	9,157,789
Deferred tax assets, net			321,444
Total Non-current Assets		11,094,418	11,314,126
TOTAL ASSETS		33,546,273	34,547,602
Current Liabilities
Bank loans – current portion		11,404	37,122
Short-term convertible note		2,034,947
Accounts payable		1,482,192	1,456,445
Refund liabilities		122,773	472,282
Advance from customers		77,366	257,449
Amounts due to related parties		8,695,702	12,148,461
Accrued expenses and other liabilities		3,529,486	3,046,976
Tax payable		1,167,695	1,161,168
Total Current Liabilities		17,121,565	18,579,903
Bank loans – non-current portion			6,292
Total Non-current Liabilities			6,292
TOTAL LIABILITIES		17,121,565	18,586,195
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $0.08 par value, 2,031,394 shares issued and outstanding as of March 31, 2022 (776,255 shares issued and outstanding as of March 31, 2021)	[1]	162,468	62,057
Additional paid-in capital		30,994,376	25,323,747
Retained deficits		(15,688,278)	(9,952,183)
Accumulated other comprehensive income/(loss)		956,142	527,786
Total Shareholders’ Equity		16,424,708	15,961,407
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 33,546,273	$ 34,547,602

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 17, 2022.